Cover	Aug. 23, 2022
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 23, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30415
Entity Address Address Line 1	21 East Long Lake Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bloomfield Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48304
City Area Code	248
Local Phone Number	452-9866
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Security Exchange Name	NASDAQ